UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09613

Name of Fund:         Legg Mason Opportunity Trust
Fund Address:         100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:  Richard M. Wachterman, Esq.
                                        Legg Mason Wood Walker, Incorporated
                                        100 Light Street
                                        Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

Portfolio of Investments

Legg Mason Opportunity Trust
September 30, 2004
(Amounts in Thousands) (Unaudited)

                                                                                     Shares/Par             Value
 ------------------------------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 96.8%
Consumer Discretionary -- 23.9%
 Educational Services -- 1.7%
 Career Education Corporation                                                               1,900                $54,017/A/
                                                                                                      -------------------

 Hotels, Restaurants and Leisure -- 0.8%
 Pinnacle Entertainment, Inc.                                                               1,800                 24,840/A,B/
                                                                                                      -------------------

 Household Durables -- 1.2%
 The Ryland Group, Inc.                                                                       400                 37,064
                                                                                                      -------------------

 Internet and Catalog Retail -- 14.1%
 Amazon.com, Inc.                                                                           5,000                204,300/A/
 InterActiveCorp                                                                            7,100                156,342/A/
 Netflix Inc.                                                                               6,000                 92,520/A,B/
                                                                                                      -------------------
                                                                                                                 453,162
                                                                                                      -------------------
 Media -- 6.1%
 Gemstar-TV Guide International, Inc.                                                       8,000                 45,200/A/
 Sina Corp                                                                                  1,500                 38,235/A/
 XM Satellite Radio Holdings Inc.                                                           3,600                111,672/A/
                                                                                                      -------------------
                                                                                                                 195,107
                                                                                                      -------------------
Consumer Staples -- 2.3%
 Beverages -- 2.3%
 Cott Corporation                                                                           2,500                 72,100/A/
                                                                                                      -------------------

Financials -- 18.8%
 Capital Markets -- 0.9%
 Ameritrade Holding Corporation                                                             2,500                 30,025/A/
                                                                                                      -------------------

 Consumer Finance -- 12.0%
 AmeriCredit Corp.                                                                         11,000                229,680/A,B/
 Providian Financial Corporation                                                           10,000                155,400/A,B/
                                                                                                      -------------------
                                                                                                                 385,080
                                                                                                      -------------------
 Diversified Financials -- 2.1%
 Fieldstone Investment Corporation                                                          2,667                 45,339/B,C/
 Janus Capital Group Inc.                                                                   1,500                 20,415
                                                                                                      -------------------
                                                                                                                  65,754
                                                                                                      -------------------
 Insurance -- 1.6%
 UnumProvident Corporation                                                                  3,300                 51,777
                                                                                                      -------------------

 Real Estate -- 2.2%
 Friedman, Billings, Ramsey Group, Inc.                                                     3,700                 70,670
                                                                                                      -------------------

Health Care -- 8.5%
 Biotechnology -- 1.7%
 MedImmune, Inc.                                                                            2,300                 54,510/A/
                                                                                                      -------------------

 Health Care (Medical Products and Supplies) -- 0.9%
 WebMD Corporation                                                                          4,150                 28,884/A/
                                                                                                      -------------------

 Health Care Providers and Services -- 1.8%
 Omnicare, Inc.                                                                             2,000                 56,720
                                                                                                      -------------------

 Pharmaceuticals -- 4.1%
 Sepracor Inc.                                                                              2,700                131,706/A/
                                                                                                      -------------------

Industrials -- 14.5%
 Airlines -- 1.7%
 JetBlue Airways Corporation                                                                1,900                 39,748/A/
 Gol - Linhas Aereas Inteligentes S.A. - ADR                                                  800                 16,240/A/
                                                                                                      -------------------
                                                                                                                  55,988
                                                                                                      -------------------
 Commercial Services and Supplies -- 2.5%
 Cendant Corporation                                                                        3,700                 79,920
                                                                                                      -------------------

 Industrial Conglomerates -- 8.3%
 Tyco International Ltd.                                                                    8,700                266,742
                                                                                                      -------------------

 Machinery -- 2.0%
 Pentair, Inc.                                                                              1,800                 62,838
                                                                                                      -------------------

Information Technology -- 12.4%
 Communications Equipment -- 2.2%
 UTStarcom, Inc.                                                                            4,300                 69,273/A/
                                                                                                      -------------------

 Internet Software and Services -- 7.6%
 Netease.com Inc. - ADR                                                                     2,000                 75,860/A/
 VeriSign, Inc.                                                                             5,000                 99,400/A/
 Yahoo! Inc.                                                                                2,000                 67,820/A/
                                                                                                      -------------------
                                                                                                                 243,080
                                                                                                      -------------------
 IT Consulting and Services -- 1.0%
 Acxiom Corporation                                                                         1,380                 32,766
                                                                                                      -------------------

 Software -- 1.6%
 Computer Associates International, Inc.                                                    2,000                 52,600
                                                                                                      -------------------

Limited Partnerships -- 3.1%
 Arience Capital Partners I, LP                                                            50,000                 63,580/A,D/
 Hygrove Capital Fund                                                                      15,000                 16,322/A,D/
 Omega Capital Partners Limited                                                            15,000                 19,066/A,D/
                                                                                                      -------------------
                                                                                                                  98,968
                                                                                                      -------------------
Materials -- 1.6%
 Metals and Mining -- 1.6%
 Freeport- McMoRan Copper & Gold, Inc.                                                      1,300                 52,650
                                                                                                      -------------------

Telecommunication Services -- 9.2%
 Diversified Telecommunication Services -- 4.2%
 Cincinnati Bell Inc.                                                                      12,693                 44,299/A,B/
 Level 3 Communications, Inc.                                                              35,000                 90,650/A,B/
                                                                                                      -------------------
                                                                                                                 134,949
                                                                                                      -------------------

 Wireless Telecommunication Services -- 5.0%
 NII Holdings Inc.                                                                          3,900                160,719/A,B/
                                                                                                      -------------------

Utilities -- 2.5%
 Multi-Utilities and Unregulated Power -- 2.5%
 The AES Corporation                                                                        8,000                 79,920/A/
                                                                                                      -------------------

Total Common Stock and Equity Interests (Identified Cost -- $2,289,169)                                        3,101,829
-------------------------------------------------------------------------------------------------------------------------

Corporate and Other Bonds -- 3.8%
 Level 3 Communications, Inc., 9.125%, due 5/1/08                                        $150,000                110,250
 RCN Corporation, 10%, due 10/15/07                                                         2,500                  1,275
 RCN Corporation, 10.125%, due 1/15/10                                                      1,500                    780
 RCN Corporation, 11.125%, due 10/15/07                                                    19,000                  9,880
                                                                                                      -------------------

Total Corporate and Other Bonds (Identified Cost -- $115,123)                                                     122,185
-------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 0.7%
 Goldman, Sachs & Company
 1.83%, dated 9/30/04, to be repurchased at $10,720
 on 10/1/04 (Collateral: $10,556 Fannie Mae
 mortgaged-backed securities, 6%, due 10/1/34, value
 $10,963)                                                                                  10,721                 10,721

 State Street Bank & Trust Company
 1.8%, dated 9/30/04, to be repurchased at $10,721
 on 10/1/04 (Collateral: Federal Home Loan Bank notes,
 2.81%, due 2/2/06, value $10,955)                                                         10,720                 10,720
                                                                                                      -------------------

Total Repurchase Agreements (Identified Cost -- $21,441)                                                           21,441
-------------------------------------------------------------------------------------------------------------------------

Total Investments -- 101.3% (Identified Cost -- $2,425,733)                                                     3,245,455

Other Assets Less Liabilities -- (1.3)%                                                                           (42,382)
                                                                                                      -------------------

Net assets -- 100.0%                                                                                      $     3,203,073
-------------------------------------------------------------------------------------------------------------------------

/A/  Non-income producing.
/B/ Affiliated Company - As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2004, the total market value of Affiliated Companies was $798,297, and the identified cost was $708,387.
/C/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to the qualified institutional buyers. This security represents 1.42% of net assets.
/D/ Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

                                                                Acquisition
                                                                   Date             Cost              Value
                                                           ------------------------------------------------
     Arience Capital Partners I, LP                          March 2003            $50,000           $63,580
     Hygrove Capital Fund                                    May 2002               15,000            16,322
     Omega Capital Partners Limited                          June 2002/
                                                             August 2004            15,000            19,066

Transactions with Affiliated Companies
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company's voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

                                      Affiliates
                                      Mkt Value                   Purchased                         Sold
                                                         ----------------------------     --------------------------
Company                              at 12/31/03             Cost       Shares/Par            Cost     Shares/Par
--------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp.                          176,823                   0             0           (2,668)        (100)

Cincinnati Bell Inc.                        75,467                   0             0          (23,578)      (2,251)

Fieldstone Investment Corp. /A/             44,672                   0             0                 0            0

Level 3 Communications, Inc.               335,567                 249            76                 0            0

Netflix Com Inc. /A/                             0             147,078         6,000                 0            0

NII Holdings Inc.                           97,019                   0             0                 0            0

Pinnacle Entertainment, Inc.                16,412                 432            39                 0            0

                                                         ----------------------------     --------------------------
                                    ----------------------
                                           745,960             147,759         6,115          (26,246)      (2,351)
                                    =================================================     ==========================

                             Amortization Affiliates
                                     Div/Interest                       Mkt Value                       Realized
Company                                 Income                          at 9/30/04                      Gain/Loss
--------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp.                                0                           229,680                          (774)

Cincinnati Bell Inc.                             0                            44,299                       (14,382)

Fieldstone Investment Corp. /A/                827                            45,339                              0

Level 3 Communications, Inc.                16,466                           200,900                              0

Netflix Com Inc. /A/                             0                            92,520                              0

NII Holdings Inc.                                0                           160,719                              0

Pinnacle Entertainment, Inc.                     0                            24,840                              0

                                    ---------------                   ---------------                 --------------
                                            17,293                           798,297                       (15,156)
                                    ===============                   ===============                 ==============

/A/ Prior to 2004, this security did not have affiliate status because the Fund owned less than 5% of the company's voting securities.

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market ("NASDAQ"), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund's securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Opportunity Trust

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Opportunity Trust
Date:  November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President, Legg Mason Opportunity Trust
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Opportunity Trust
Date:  November 22, 2004